Composition of our Property and Equipment Balances (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 28, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,448	$ 2,530
Accumulated depreciation	(905)	(991)
Property and equipment, net	1,543	1,539
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	535	590
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	786	703
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	789	854
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	338	383
Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	114	215
Accumulated depreciation	(83)	(82)
Property and equipment, net	31	133
Capital Lease Obligations [Member] | Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8	30
Capital Lease Obligations [Member] | Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	68	143
Capital Lease Obligations [Member] | Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37	38
Capital Lease Obligations [Member] | Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1	$ 4